INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
The summarized financial information and results of the Manager’s equity method investment in Brookfield Asset Management ULC are outlined in the tables below:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2024	2023
Cash	$1,931	$2,667
Investments	8,276	7,522
Assets	14,147	14,290
Liabilities	2,945	2,825
Preferred shares redeemable non-controlling interest	2,225	2,166
Equity	8,977	9,299
As of June 30, 2024, the carrying value of the equity method investment was equal to the Manager’s interest in the Company’s underlying net assets.

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	2024	2023	2024	2023
Revenues	$916	$985	$1,800	$2,039
Expenses	(333)	(350)	(781)	(816)
Net income	518	580	891	1,096
Net loss (income) attributable to preferred shares redeemable non-controlling interest	6	(90)	101	(71)
Net (income) attributable to non-controlling interest	(29)	(35)	(56)	(54)
Net income attributable to the common stockholders	495	455	936	971

Schedule of Variable Interest Entities
The assets and liabilities recognized in the Manager’s Condensed Consolidated Balance Sheet as of June 30, 2024 and December 31, 2023, related to its maximum exposure to the loss of the Company as an unconsolidated VIE, are as follows:

AS AT JUNE 30, AND DECEMBER 31, (MILLIONS)	2024	2023
Investments	$3,330	$2,270
Due from affiliates	156	394
VIE related assets	3,486	2,664
Accounts payable	709	859
Due to affiliates	209	256
Maximum exposure to loss	$4,404	$3,779